6. EQUIPMENT, VEHICLES AND FURNITURE	12 Months Ended
Jan. 31, 2025
Notes
6. EQUIPMENT, VEHICLES AND FURNITURE

6.EQUIPMENT, VEHICLES AND FURNITURE

	Balance February 1, 2024	Additions for the year	Disposals for the year	Balance January 31, 2025

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(49,851)	(3,835)	-	(53,686)
Net book value	12,782	(3,835)	-	8,947

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,221)	(35)	-	(15,256)
Net book value	173	(35)	-	138

Computer equipment
Value at Cost	33,384	6,924	(15,408)	24,900
Accumulated Depreciation	(33,276)	(1,605)	15,405	(19,476)
Net book value	108	5,319	(3)	5,424

Totals	$13,063	$1,449	$(3)	$14,509
	Balance February 1, 2023	Additions for the year	Disposals for the year	Balance January 31, 2024

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(44,373)	(5,478)	-	(49,851)
Net book value	18,260	(5,478)	-	12,782

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,178)	(43)	-	(15,221)
Net book value	216	(43)	-	173

Computer equipment
Value at Cost	33,384	-	-	33,384
Accumulated Depreciation	(33,188)	(88)	-	(33,276)
Net book value	196	(88)	-	108

Totals	$18,672	$(5,609)	$-	$13,063